Cover	Mar. 29, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A (this Amendment) amends the Current Report on Form 8-K of Ashford Inc. (the Company) filed with the Securities and Exchange Commission on March 7, 2018, as amended by the Company s Form 8-K/A filed on November 6, 2019, and further amended by the Company s Form 8-K/A filed on June 29, 2020 (collectively, the Original Filing), and is being filed in order to amend and update Item 1.01 of the Original Filing solely for the purpose of disclosing the Company s entry into a Seventh Amendment to the Credit Agreement described in the Original Filing.
Document Period End Date	Mar. 29, 2021
Entity File Number	001-36400
Entity Registrant Name	ASHFORD INC.
Entity Central Index Key	0001604738
Entity Tax Identification Number	84-2331507
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AINC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false